Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-2

Collection Period	02/01/17-02/28/17
Determination Date	3/9/2017
Distribution Date	3/15/2017

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-02.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$853,254,491.62
2.	Collections allocable to Principal		$25,595,616.17
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,513,748.20
5.	Pool Balance on the close of the last day of the related Collection Period		$826,145,127.25
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		56,973
7.	Initial Pool Balance		$1,175,000,014.34
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$145,189,745.77	$131,635,063.59
	c. Class A-2b Floating Rate Note Balance	$145,189,745.78	$131,635,063.60
	d. Class A-3 Note Balance	$365,000,000.00	$365,000,000.00
	e. Class A-4 Note Balance	$113,900,000.00	$113,900,000.00
	f. Class B Note Balance	$28,200,000.00	$28,200,000.00
	g. Class C Note Balance	$31,700,000.00	$31,700,000.00
	h. Class D Note Balance	$18,200,000.00	$18,200,000.00
	i. Note Balance (sum a - h)	$847,379,491.55	$820,270,127.19
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.7484008	0.6785313
	c. Class A-2b Floating Rate Note Pool Factor	0.7484008	0.6785313
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.7211740	0.6981022
10.	Overcollateralization Target Amount		$5,875,000.07
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,875,000.07
12.	Weighted Average Coupon	%	7.30%
13.	Weighted Average Original Term (months)	months	66.35
14.	Weighted Average Remaining Term (months)	months	52.18
15.	1-Month LIBOR for the interest period ending 3/14/2017		0.77000%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 3/14/2017		1.24000%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,160,123.40
	b. Liquidation Proceeds allocable to Finance Charge		$90.51
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,160,213.91
18.	Principal:
	a. Collections allocable to Principal		$25,595,616.17
	b. Liquidation Proceeds allocable to Principal		$755,103.31
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$26,350,719.48
19.	Total Finance Charge and Principal Collections (17d + 18d)		$31,510,933.39
20.	Interest Income from Collection Account		$10,080.15
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$31,521,013.54

Available Funds
23.	Available Collections	$31,521,013.54
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$31,521,013.54
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$711,045.41
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$711,045.41
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$150,029.40
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$150,029.40
	i. Class A-2b Monthly Interest	$140,027.44
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$140,027.44
	m. Class A-3 Monthly Interest	$462,333.33
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$462,333.33
	m. Class A-4 Monthly Interest	$159,460.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$159,460.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$50,760.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$50,760.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$67,626.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$67,626.67
34.	Tertiary Principal Distributable Amount	$3,034,364.30
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$49,291.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$49,291.67

36.	Quaternary Principal Distributable Amount	$18,200,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$23,024,938.22
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,875,000.07
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,160,213.91
	b. Total Daily Deposits of Principal Collections	$26,350,719.48
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$10,080.15
	e. Total Deposits to Collection Account (sum a - d)	$31,521,013.54
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$711,045.41
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$28,188,892.88
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,621,075.25
	f. Total Withdrawals from Collection Account (sum a - e)	$31,521,013.54
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$150,029.40
	c. Class A-2b Interest Distribution	$140,027.44
	d. Class A-3 Interest Distribution	$462,333.33
	e. Class A-4 Interest Distribution	$159,460.00
	f. Class B Interest Distribution	$50,760.00
	g. Class C Interest Distribution	$67,626.67
	h. Class D Interest Distribution	$49,291.67
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$13,554,682.18
	k. Class A-2b Principal Distribution	$13,554,682.19
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$28,188,892.88
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$13,704,711.58
	c. Class A-2b Distribution	$13,694,709.63
	d. Class A-3 Distribution	$462,333.33
	e. Class A-4 Distribution	$159,460.00
	f. Class B Distribution	$50,760.00
	g. Class C Distribution	$67,626.67
	h. Class D Distribution	$49,291.67
	i. Total Withdrawals from Note Payment Account (sum a - h)	$28,188,892.88

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$2,621,075.26
	b. Reserve Account surplus (Ln 57)	$1,072.41
	c. Total Deposits to Certificate Payment Account (sum a - b)	$2,622,147.67
48.	Withdrawals
	a. Certificateholder Distribution	$2,622,147.67
	b. Total Withdrawals from Certificate Payment Account	$2,622,147.67
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,937,500.04	$2,937,500.04
	b. Note Balance	$820,270,127.19
50.	Required Reserve Account Amount	$2,937,500.04
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,937,500.04
52.	Investment Earnings	$1,072.41
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,938,572.45
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$1,072.41
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,937,500.04
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$711,045.41
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$28,188,892.88
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,621,075.26
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$1,072.41
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$13,704,711.58
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$13,694,709.63
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$462,333.33
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$159,460.00
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$50,760.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$67,626.67
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$49,291.67
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$2,622,147.67

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	984	$14,997,438.46
	b. 61 to 90 days past due	400	$6,026,192.33
	c. 91 to 120 days past due	136	$1,851,203.26
	d. 121 or more days past due	4	$41,710.22
	e. Total Past Due (sum a - d)	1,524	$22,916,544.27
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		2.7739%

76.	Has a Delinquency Trigger Event occurred?		No

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	96	$1,513,748.20
78.	Liquidation Proceeds (recoveries)	167	$755,193.82
79.	Net Losses (Ln 77 - Ln 78)		$758,554.38
80.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 79 / Ln 1)%		0.0889%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

81.	Defaulted Receivables (charge-offs)	818	$13,234,742.30
82.	Liquidation Proceeds (recoveries)	631	$4,884,836.94
83.	Cumulative Net Losses (Ln 81 - Ln 82)		$8,349,905.36
84.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 83 / Ln 7)%		0.7106%
85.	Average Net Loss on Defaulted Receivables		$10,207.71

Servicer Covenant
86.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,006,707,000.00
87.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 9, 2017.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer